UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A (Amendment No. 1)

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	September 22, 2016 to October 21, 2016

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466
Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01
Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-3, Class A	|__|	|__|	|_X_|	___________
Series 2012-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-2, Class A	|__|	|__|	|_X_|	___________
Series 2015-2, Class B	|__|	|__|	|_X_|	___________
Series 2015-2, Class C	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class A	|__|	|__|	|_X_|	___________
Series 2016-2, Class B	|__|	|__|	|_X_|	___________
Series 2016-3, Class A	|__|	|__|	|_X_|	___________
Series 2016-3, Class B	|__|	|__|	|_X_|	___________

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to the Form 10-D for the monthly distribution period September 22, 2016 to October 21, 2016, as filed with the Securities and Exchange Commission on November 15, 2016 (the “Original Form 10-D”), is to amend the Monthly Noteholder’s Statements as set forth as Exhibit 99.1 through Exhibit 99.14 to this Form 10-D/A and as described in Item 9 below.  No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence.  Other than as described under Item 9 of Part II below, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I - Distribution Information.

The corrected Monthly Noteholder’s Statements are set forth in Exhibits 99.1 through 99.14 to this Form 10-D/A. This Form 10-D/A incorporates the other information provided in Part I by reference to the Original Form 10-D.

PART II - Other Information

This Form 10-D/A incorporates the other information provided in Part II by reference to the Original Form 10-D.

ITEM 9.  Other Information.

Synchrony Financial, as servicer for Synchrony Credit Card Master Note Trust (the “Issuer”), became aware of an error in the deposit of the reserve account for the Series 2012-3 Notes. In accordance with the applicable transaction documents, the required reserve account amount for the monthly distribution period from September 22, 2016 to October 21, 2016 (the “September Distribution Period”) in the amount of $2,478,688.52 was required to be included in the required finance charge deposit amount for the Series 2012-3 Notes. In accordance with the applicable transaction documents, funds equal to such amount should have been deposited to the collection account during the September Distribution Period and transferred to the reserve account for the Series 2012-3 Notes on the November 2016 transfer date.  Such deposit and transfer did not occur and the required reserve account amount for the Series 2012-3 Notes was not reported in the original Monthly Noteholder’s Statements included in the Original Form 10-D.

The full amount of the required deposit amount described above has been deposited to the reserve account for the Series 2012-3 Notes.

No other outstanding series of term notes issued by the Issuer were affected by the error but the amount of the Issuer’s excess finance charge collections for the September Distribution Period has been updated on each Monthly Noteholder’s Statement.  Synchrony Financial, as servicer, will implement additional processes and enhance controls to ensure that reserve account deposit amounts are correctly calculated and deposited.

ITEM 10 - Exhibits

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for November 15, 2016 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for November 15, 2016 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for November 15, 2016 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for November 15, 2016 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for November 15, 2016 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for November 15, 2016 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for November 15, 2016 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for November 15, 2016 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for November 15, 2016 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for November 15, 2016 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for November 15, 2016 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for November 15, 2016 Payment Date.
99.13	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for November 15, 2016 Payment Date.
99.14	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for November 15, 2016 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: November 22, 2016	By: /s/ Andrew Lee
Name: Andrew Lee
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for November 15, 2016 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for November 15, 2016 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for November 15, 2016 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for November 15, 2016 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for November 15, 2016 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for November 15, 2016 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for November 15, 2016 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for November 15, 2016 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for November 15, 2016 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for November 15, 2016 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for November 15, 2016 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for November 15, 2016 Payment Date.
99.13	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for November 15, 2016 Payment Date
99.14	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for November 15, 2016 Payment Date